RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses include due to related parties comprised primarily director fees and travel reimbursements. Due to related parties as of March 31, 2024 and December 31, 2023 was $20,000 and $30,000, respectively.

On March 1, 2024, the Company issued 500,000 shares of common stock to Frederick D Hrkac, Chief Executive Officer and Chairman of the Board of Directors in exchange for consulting services with a fair value of $352,550, pursuant to a consulting agreement dated March 1, 2024.

On March 7, 2024, the company issued a promissory note to a significant shareholder for $500,000 (See Note 8.)

NOTE 14 – RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses include due to related parties comprised primarily director fees and travel reimbursements. Due to related parties as of December 31, 2023 and 2022 was $30,000 and $120,000, respectively.

During the year ended December 31, 2023, the Company’s former Chief Financial Officer participated in the Company’s 2023 PIPES, acquiring 23,289 shares of the Company’s common stock and 11,645 warrants to acquire the Company’s common stock at an exercise price of $7.963, expiring August 8, 2028 for an investment of $200,000.

On November 2, 2023, the Company appointed an independent board member as the new role of Executive Vice President. In connection with the appointment, the Company entered into a consulting agreement at a rate of $12,500 per month. In addition, on December 28, 2023, the Company granted an aggregate of 90,000 restricted stock units to the new Executive Vice President, vesting based on certain market conditions for services at a fair value of $426,780 and options to purchase 60,000 shares our common stock at an exercise price of $4.472 per share, vesting over six months at a fair value of $222,422.

During the year ended December 31, 2023 and 2022, the Company’s Chief former Financial Officer guaranteed issued corporate credit cards for no consideration.